3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting estimates [abstract]
Consolidation
3.1.	Consolidation

The consolidated financial statements include BRF and the subsidiaries (note 1.1) of which BRF has direct or indirect control, obtained when the Company is exposed to or has right to variable returns of such subsidiaries and has the power to influence these returns.

The financial information of the subsidiaries was prepared using the same accounting policies of the Parent Company.

All transactions and balances between BRF and its subsidiaries have been eliminated upon consolidation, as well as the unrealized profits or losses arising from these transactions, net of taxes. Non-controlling interests are presented separately.

Accounting judgments, estimates and assumptions
3.2.	Accounting judgments, estimates and assumptions

The Management made the following judgments which have a material impact on the amounts recognized in the consolidated financial statements:

Main judgments:

»	control, significant influence and consolidation (note 1.1);
»	share-based payment transactions (note 18);
»	transfer of control for revenue recognition (note 25);
»	probability of exercise of a renewal option or anticipated termination of the lease agreements (note 17).

Main estimates:

»	fair value of financial instruments (note 23);
»	annual assessment of impairment of non-financial assets (note 13);
»	expected credit losses (note 6);
»	write-down of inventories to net realizable value (note 7);
»	fair value of biological assets (note 8);
»	annual assessment of recoverability of taxes (note 9 and 10);
»	useful lives of property, plant, equipment and intangible assets with definite useful life (note 12 and 13);
»	employee benefits (note 19);
»	provision for tax, civil and labor risks (note 20);

The Company reviews the estimates and underlying assumptions used in its accounting estimates in each reporting period. Revisions to accounting estimates are recognized in the period in which the estimates are revised.

Functional currency and foreign currency transactions
3.3.	Functional currency and foreign currency transactions

The financial statements of each subsidiary included in consolidation are prepared using the currency of the main economic environment where it operates.

The financial statements of foreign subsidiaries with functional currency different from Reais are translated into Brazilian Reais, under the following criteria:

»	assets and liabilities are translated at the closing exchange rate;
»	income and expenses are translated at the monthly average rate;
»	the cumulative effects of gains or losses upon translation are recognized in Other Comprehensive Income, within equity.

Goodwill arising from business combinations with foreign entities is expressed in the functional currency of that entity and translated by the closing exchange rate for the reporting currency of the acquirer, with the exchange variation effects recognized in Other Comprehensive Income.

The transactions in foreign currency follow the criteria below:

»	non-monetary assets and liabilities, as well as incomes and expenses, are translated at the historical rate of the transaction;
»	monetary assets and liabilities are translated at the closing exchange rate;
»	the cumulative effects of gains or losses upon translation of monetary assets and liabilities are recognized in the statements of income (loss).

Hyperinflationary economies
3.4.	Hyperinflationary economies

The Company has subsidiaries in Argentina, which is considered a hyperinflationary economy. For these subsidiaries the accounting policies below are adopted:

Non-monetary items, as well as income and expenses, are adjusted by the changes in the inflation index between the initial recognition and the closing date, so that the balances are stated at current value.

The translation of the balances of the subsidiaries with a hyperinflationary economy to the reporting currency were made at the closing rate of the reporting period for both financial position and income statement balances.

The inflation rates used in 2020 and 2019 were, respectively, 34.04% and 53.46%.

Business combinations
3.5.	Business combination

Business combinations are recorded according to the acquisition method, which determines that the cost of an acquisition is measured by the sum of the consideration transferred, assessed based on the fair value on the acquisition date, and the value of any non-controlling interest in the acquired company. The Company measures the non-controlling interest based on its participation in the net assets identified in the acquired company. Costs directly attributable to the acquisition are recorded as expense when incurred.

Business combinations with related parties are recognized using the acquisition method when the agreements have a substance and at cost when no substance is observed in the transaction.

In the acquisition of a business, Management assesses the acquired assets and liabilities assumed in order to classify and allocate them in accordance with the contractual terms, economic circumstances and relevant conditions on the acquisition date.

Initially, goodwill is measured as the excess of the consideration transferred over the fair value of the net assets acquired (identifiable assets and liabilities assumed, net).

After the initial recognition, goodwill is measured at cost less any accumulated impairment losses. For purposes of testing the recoverable amount, goodwill is allocated to each of the cash-generating units that will benefit from the acquisition.

The IFRS 3 has changed the definition of a business, applicable from January 01, 2020. This change did not generate impacts in accounting practices nor the consolidated financial statements of Company.

Inventories
3.6.	Inventories

Inventories are measured at the lower of the average cost of acquisition or production of finished products and the net realizable value. The cost of finished products includes purchased raw materials, labor, production costs, transportation and storage, which are related to all the processes necessary for bringing the products to sales conditions. Write-down to net realizable value due to obsolescence, impaired items, slow-moving and realizable value through sale are evaluated and recorded in each reporting period, as appropriate. Normal production losses are included in the production cost for the respective month, while abnormal losses, if any, are expensed in Cost of sales without movement through inventories.

Biological assets
3.7.	Biological assets

The consumable and production biological assets (live animals) and forests are measured at their fair value, using the cost approach technique to live animals and the revenue approach for forests. In determining the fair value of live animals, all losses inherent to the breeding process are already considered.

Income taxes
3.8.	Income taxes

In Brazil, it comprises income tax (“IRPJ“) and social contribution on profit (“CSLL“), which are calculated monthly based on taxable profit, after offsetting tax losses and negative social contribution base, limited to 30% of the taxable income, applying the rate of 15% plus an additional 10% for the IRPJ and 9% for the CSLL.

The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation. In Brazil, these results suffer the effects of taxation on universal basis established by the Law No. 12,973 / 14. The Company analyzes the results of each subsidiary for the application of its Income Tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.

Deferred taxes represent credits and debits on unused tax losses carried forward and negative CSLL base, as well as temporary differences between the tax and accounting bases. Deferred income tax assets and liabilities are classified as non-current. When the Company’s internal studies indicate that the future use of these credits over a 10-year horizon is not probable, the asset is derecognized (note 10.3).

Deferred tax assets and liabilities are presented net if there is enforceable legal right to be offset, and if they are under the responsibility of the same tax authority and under the same taxable entity.

Deferred tax assets and liabilities must be measured at the rates applicable in the period in which the asset is realized or the liability is settled, based on the rates (and tax legislation) that are in force on the financial position date.

In compliance with the interpretation IFRIC 23, the Company analyzed relevant tax decisions of higher courts and whether they conflict in any way with the positions adopted by the Company. Regarding the known uncertain tax positions, the Company reviewed the corresponding legal opinions and jurisprudence and did not identify impacts to be recorded, since it concluded that the tax authorities are not likely to reject the positions adopted.

The Company periodically evaluates the positions assumed in which there are uncertainties about the adopted tax treatment and will set up a provision when applicable.

Assets held for sale and discontinued operations
3.9.	Assets held for sale and discontinued operations

Assets held for sale are measured at the lower of the book value and the fair value less selling costs and are not depreciated or amortized. Such items are only classified under this item when its sale is highly probable and they are available for immediate sale in their current conditions.

Losses due to impairment are recorded under Other Operating Expenses.

The statement of income and cash flows are classified as discontinued operations and presented separately from continued operations of the Company when the operation represents a separate major line of business or geographical area of operations.

The prior periods of the statement of income (loss) and of the statement of cash flows are restated for comparative purposes. The statement of financial position remains as disclosed in prior periods.

Investments
3.10.	Investments

Investments classified in this group are: i) in associated companies, that are entities over which the Company has significant influence, which is the power to participate in decisions on the investee’s financial and operational policies, but without individual or joint control of these policies; and ii) in joint ventures, in which the control of the business is shared through contractual agreement and decisions about the relevant activities require the unanimous consent of the parties.

Investments are initially recognized at cost and subsequently adjusted using the equity method.

Property, plant and equipment
3.11.	Property, plant and equipment

Property, plant and equipment are measured by the cost of acquisition, formation, construction or dismantling, less accumulated depreciation. Loans and borrowings costs are recorded as part of the costs of property, plant and equipment in progress, considering the weighted average rate of loans and borrowings effective on the capitalization date.

Depreciation is recognized based on the estimated economic useful life of each asset using the straight-line method. The estimated useful life, residual values and depreciation methods are reviewed annually and the effects of any changes in estimates are accounted for prospectively. Land is not depreciated.

The Company annually performs an impairment analysis for its cash-generating units, which include the balances of property, plant and equipment (note 13).

Gains and losses on disposal of property, plant and equipment are determined by comparing the sale value with the residual book value and are recognized in the statement of income on the date of sale under Other operating income (expense).

Intangible assets
3.12.	Intangible assets

Acquired intangible assets are measured at cost at initial recognition, while those arising from a business combination are recognized at fair value on the acquisition date. After initial recognition, are presented at cost less accumulated amortization and impairment losses, when applicable. Internally generated intangible assets, excluding development costs, are not capitalized and the expense is recognized in the income statement when incurred.

Intangible assets with definite useful lives are amortized on a straight-line basis over their economic useful lives. The amortization period and method for an intangible asset with definite life are reviewed at least at the end of each year, and any changes observed are applied prospectively. The amortization of intangible assets with finite lives is recognized in the income statement in the expense category related to their use.

Intangible assets with indefinite useful lives are not amortized, but are tested annually for impairment, being allocated to the cash-generating units (note 13). The Company records in this subgroup mainly goodwill and brands, which are expected to contribute indefinitely to its cash flows.

Contingent assets
3.13.	Contingent assets

Contingent assets are possible assets to which existence needs to be confirmed by the occurrence or not of one or more uncertain future events. The Company does not record contingent assets, however when the inflow of economic benefits is more likely than not to occur, the contingent assets are disclosed.

Leasing
3.14.	Leasing

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether:

»	the contract involves the use of an identified asset, which may be explicit or implicit, and may be physically distinct or represent substantially the entire capacity of a physically distinct asset. If the supplier has a substantial right to replace the asset, then the asset is not identified;
»	the Company has the right to obtain substantially all the economic benefits from using the asset throughout the period of use; and
»	the Company has the right to direct the use of the asset throughout the period of use, which occurs in either of the following situations:
o	the Company has the right to direct how and for what purpose the asset is used, or
o	the conditions are predetermined so as the Company has the right to operate the asset or has designed the asset in a way that predetermined how and for what purpose it will be used.

At the beginning of the contract, the Company recognizes a right-of-use asset and a lease liability, which represents the obligation to make payments related to the underlying asset of the lease.

The right-of-use asset is initially measured at cost and comprises: the initial measurement of the lease liability adjusted for any payment made at or before the commencement date, less any incentive received; any initial direct costs incurred; and an estimate of costs in dismantling and removing the asset, restoring the site on which it is located or restoring the asset to the condition required by the terms of the lease. Renewal or early termination options are analyzed individually considering the type of asset involved as well as its relevance in the Company’s production process.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date until the end of the useful life of the right-of-use asset or until the end of the period of the lease. The estimated useful life of the right-of-use asset is determined on the same methodology used for the assets owned by the Company (note 3.11). Additionally, the right-of-use asset is adjusted by the subsequent measurement of the lease liability and when applicable, an impairment is recognized.

The lease liability is initially measured at the present value of the future lease payments using the incremental borrowing rate, and subsequently, measured at amortized cost using the effective interest method.

The liability is remeasured when there is a change in (i) future payments resulting from a change in index or rate, (ii) the amount expected to be payable under a residual value guarantee, or (iii) the assessment of whether the Company will exercise the purchase, renewal or termination option.

When the lease liability is remeasured, the corresponding adjustment is recorded in the book value of the right-of-use asset, or in the statement of income if the book value of the right-of-use asset has been reduced to zero.

The Company does not apply lease accounting model to: leases with a term of 12 months or less and that do not contain a purchase option; and leases for which the underlying asset is of low value. For these exemptions, the lease payments are recognized as an expense on a straight-line basis over the lease term.

Additionally, contracts with indefinite term and no fixed payments are expensed as incurred.

The IFRS 16 has been modified for the inclusion of an optional practical expedient related to benefits granted on lease agreements due to the COVID-19 pandemic, effective for periods beginning on or after June 1, 2020. The Company was not granted benefits in leases related to the pandemic and, therefore, has not adopted this expedient.

Share based payments
3.15.	Share based payments

The Company offers to its executives stock option plans and restricted stock plans of its own issuance. The Company recognizes as expense the fair value of the options or shares, measured at the grant date, on a straight-line basis during the period of service required by the plan, with a corresponding entry: to the shareholders’ equity for plans exercisable in shares; and to liabilities for cash exercisable plans. The accumulated expense recognized reflects the vesting period and the Company’s best estimate of the number of shares to be delivered.

The expense of the plans is recognized in the income statement in accordance with the function performed by the beneficiary. The expense is reversed when vesting conditions are not met.

Pension and other post-employment plans
3.16.	Pension and other post-employment plans

The Company sponsors supplementary defined benefit and defined contribution pension plans, as well as other post-employment benefits for which an actuarial appraisal is annually prepared by an independent actuary and is reviewed by Management. The cost of defined benefits is established separately for each plan using the projected unit credit method.

The measurements comprise the actuarial gains and losses, the effect of the limit on contributions and returns on the plan assets and are recognized in the financial position against Other Comprehensive Income when incurred, except Award for Length of Service, which its recognition occurs against statement of income. These measurements are not reclassified to statement of income in subsequent periods.

The Company recognizes the net defined benefit asset when:

»	controls the resource and has the ability to use the surplus to generate future benefits;
»	the control is the result of past events;
»	future economic benefits are available for the Company in the form of a reduction in future contributions or cash refunds, either directly to the sponsor or indirectly to another loss-making fund. The effect of the asset limit (irrecoverable surplus) is the present value of these future benefits.

Past service costs are recognized in income for the year on the following dates, whichever comes first:

»	date of changing the plan or significantly reducing the expected length of service;
»	date in which the Company recognizes the costs related to restructuring.

The cost of services and net interest on the value of the defined benefit liability or asset are recognized in the expense categories related to the function the beneficiary performs and to the financial result, respectively.

Employee and management profit sharing
3.17.	Employee and management profit sharing

Employees are entitled to profit sharing based on certain targets agreed upon on an annual basis, whereas directors are entitled to profit sharing based on the provisions of the bylaws, proposed by the Board of Directors and approved by the shareholders. The profit-sharing amount is recognized in the statement of income when the targets are achieved.

Provision for tax, civil and labor risks and contingent liabilities
3.18.	Provision for tax, civil and labor risks and contingent liabilities

The provisions are recognized when the Company has a present obligation, formalized or not, as a result of a past event, the outflow of resources to settle the obligation is likely to occur and a reliable estimate can be made.

The Company is involved in several legal and administrative procedures, mainly in Brazil. Assessments of the likelihood of loss in these lawsuits include an analysis of the available evidences, the hierarchy of laws, the available jurisprudence, the most recent court decisions and their relevance in the legal system, as well as the assessment of outside lawyers. Provisions are reviewed and adjusted to reflect changes in circumstances, such as the applicable limitation period, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.

In cases where there are a large number of lawsuits and the amounts are not individually relevant, the Company use historical studies to determine the probability and amounts of losses.

Contingent liabilities from business combinations are recognized if they arise from a present obligation that arose from past events and if their fair value can be measured reliably. The initial measurement is done by the fair value and subsequent measurements by the higher value between: the fair value on its acquisition date; and the amount by which the provision would be recognized.

Financial instruments
3.19.	Financial instruments

Financial instruments are contracts that give rise to a financial asset for one entity and a financial liability or equity instrument for another. Their presentation in the statement of financial position and explanatory notes takes place according to the characteristics of each contract.

3.19.1.	Financial Assets

Financial assets are recognized when the entity becomes party to the contractual provisions of the instrument and classified based on the characteristics of its cash flows and on the management model for the asset. The table below shows financial assets are classified and measured:

Category	Initial Measurement	Subsequent Measurement
Amortized Cost	Accounts receivable from Clients and other receivables: billed amount adjusted to present value and, when applicable, reduced by expected credit losses

	For other assets: Fair value less costs directly attributable to its issuance	Interest, changes in amortized cost and expected credit losses recognized in the income statement.
Fair Value through Profit and Loss (“FVTPL”)	Fair Value	Variation on the fair value recognized in the income statement.
Fair Value through Other Comprehensive Income (“FVTOCI”).	Fair value less costs directly attributable to its issuance.	Changes in fair value recognized in other comprehensive income. Upon settlement or transfer, accumulated gains or losses are directly reclassified to Retained earnings or accumulated losses.
For debt instruments, expected credit losses are recognized directly in the statement of income.

The Company evaluates expected credit losses in each reporting period for instruments measured at amortized cost and for debt instruments measured at Fair Value through Other Comprehensive Income. Losses and reversals of losses are recorded in the income statement.

The interests of financial assets are recorded on Financial Income (Expenses), net.

A financial asset is only derecognized when contractual rights expire or are effectively transferred.

Cash and cash equivalents: comprises the balances of cash, banks and securities of immediate liquidity whose maturities, at the time of acquisition, are equal to or less than 90 days, readily convertible into a known amount of cash and which are subject to an insignificant risk of change in value. Securities classified in this group, by their very nature, are measured at fair value through profit or loss.

Expected credit losses in Accounts receivable from customers and other receivables: the Company regularly assesses the historical losses on the customer portfolios it has in each region, taking in consideration the dynamics of the markets in which it operates and instruments it has for reducing credit risks, such as: letters of credit, insurance and collateral, as well as identifying specific customers whose risks are significantly different than the portfolio, which are treated according to individual expectations.

Based on these assessments, estimated loss factors are generated by portfolio and aging class, which, applied to the amounts of accounts receivable, generate the expected credit losses. Additionally, the Company evaluates macroeconomic factors that may influence these losses and, if necessary, adjusts the calculation model.

Securities receivable with legal proceedings in place are reclassified to noncurrent as well as the related estimated credit losses. The securities are written off against the estimated loss when the Management considers that they are no longer recoverable after taking all appropriate actions to collect them.

3.19.2.	Financial liabilities

Financial liabilities are recognized when the entity becomes party to the contractual provisions of the instrument. The initial measurement is at fair value and subsequently at amortized cost using the effective interest rate method. The interests of financial liabilities are recorded on Financial Income (Expenses), net.

A financial liability is only derecognized when the contractual obligation expires, is settled or canceled.

3.19.3.	Adjustment to present value

The Company measures the adjustment to present value on short and long-term balances of accounts receivable, suppliers and other obligations, being recognized as a deduction in the asset accounts against the financial result. The Company adopts the weighted average cost of capital to determine the adjustment to present value of the mentioned assets and liabilities, which corresponds to 9.8% per year on December 31, 2020 (11.3% p.a. on December 31, 2019).

3.19.4.	Hedge accounting

Cash flow hedge: the effective portion of the gain or loss on the hedge instrument is recognized under Other Comprehensive Income and the ineffective portion in the Financial result. Accumulated gains and losses are reclassified to the Income statement or statement of financial position when the hedge object is recognized, adjusting the item in which the hedge object was accounted for.

When the instrument is designated in a cash flow hedge relationship, changes in the fair value of the future element of the forward contracts and the time value of the options are recognized under Other Comprehensive Income. When the instrument is settled, these hedge costs are reclassified to the income statement together with the intrinsic value of the instruments.

Fair value hedge: the effective portion of the hedge instrument’s gain or loss is recognized in the Income Statement or statement of financial position, adjusting the item under which the hedge object is or will be recognized. The hedge object, when designated in this relationship, is also measured at fair value.

Net investment hedge: the effective result of the exchange variation of the instrument is recorded under Other Comprehensive Income, in the same item in which the accumulated translation adjustments of the investments (hedge objects) are recognized. Only when the hedged investments are sold, the accumulated amount is reclassified to the income statement, adjusting the gain or loss on the sale.

3.19.5.	Reference interest rate reform

The Company does not have relationship designated for hedge accounting that involve operations indexed to the reference interest rates object from reform. Additionally, existing liabilities indexed to the reference interest rates have contractual arrangements foreseeing the replacement for similar rates. Thus, no relevant impact is expected for the Company if such interest rates cease to exist or are replaced.

Segment information
3.20.	Segment information

An operating segment is a component of the Company that develops business activities to obtain revenues and incur expenses. The operating segments reflect the way in which the Company’s management reviews the financial information for decision making. The Company’s management identified the operating segments, which meet the quantitative and qualitative parameters of disclosure, pursuant its current management model (note 24).

Revenue from contracts with customers
3.21.	Revenue from contracts with customers

Sales revenues are recognized and measured observing the following steps: (i) identification of the contracts with customers, formalized through sales orders; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) revenue recognition as it satisfies the performance obligations.

Revenues are recognized by the amount that reflects the Company’s expectation to receive for the sale of products, net of applicable taxes, returns, rebates and discounts.

The sales process begins with sales orders. The discounts and rebates may be negotiated on a spot basis or may have its conditions formally defined in the agreements, generally signed with large retail and wholesale chains. In all cases, the performance condition is satisfied when the control of the goods is transferred to the client.

The Company has sales with immediate and deferred payments, for which the adjustment to present value is recognized for the financial component (note 3.19.3).

Government grants
3.22.	Government grants

Government grants are recognized at fair value when there is reasonable assurance that the conditions established will be met and the benefit will be received. The amounts appropriated as revenue in the income statement, when used to reduce income taxes, are transferred from retained earnings to the tax incentive reserve in the years the Company presents profit higher than the reclassification.

Earnings (loss) per share
3.23.	Earnings (loss) per share

The basic earnings (losses) per share are calculated by dividing the earnings (losses) attributable to the owners of ordinary shares, by the weighted average quantity of available ordinary shares during the year.

The diluted earnings (losses) per share are calculated by dividing the earnings (losses) attributable to the owners of ordinary shares by the weighted average quantity of available ordinary shares during the year summed to the weighted average quantity of ordinary shares that would be available on the conversion of all potential dilutive ordinary shares (stock options and restricted shares within the share-based payment plans).

The stock options shall only be considered dilutive when the strike price is lower than the current share price.